Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0000744187
Registrant Name	REX AMERICAN RESOURCES CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES